Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Trade Payables and Other Current Liabilities [Abstract]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES
12.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2023
Trade payables – third parties	$2,004,404	$2,113,401
Payroll Payable	1,204,345	1,528,254
Accrued Expenses	693,589	639,556
Output VAT and other taxes payable	185,750	100,166
Other Payables	174,667	419,964
Other payables, accrued customer claims, cash loss and shortage	168,789	300,337
Deferred revenue	117,820	256,815
Provision for stock-based compensation expense*	-	830,000
Trade payables and other current liabilities**	$4,549,364	$6,188,493

*	During the year ended December 31, 2023, management of the Company decided to grant restricted shares to officers and certain employees based on their performance in 2023 under the Company’s 2022 Equity Incentive Plan. The Board of Directors approved the number of restricted shares to be granted to officers and employees on March 14, 2024 (Note 19).

**	The Company merged Other Current Liabilities with Trade and Other Payables balance under Trade Payables and Other Current Liabilities, as both meet the IFRS criteria for current liabilities and share similar characteristics. In accordance with IAS 1, the Company also reclassified the comparative period ending December 31, 2023, to ensure consistency and comparability.